Income Taxes (Tables)	12 Months Ended
May 31, 2019
Income Tax Disclosure [Abstract]
Components of Provision for Income Taxes
Significant components of provision for income taxes for the years ended May 31, 2017, 2018 and 2019 were as follows:

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Current:
PRC	51,142	72,785	103,031

Deferred:
PRC	(518)	(13,377)	(17,317)

Total provision for income taxes	50,624	59,408	85,714

Components of Group's Deferred Tax Assets and Liabilities	Significant components of the Group’s deferred tax assets and liabilities were as follows:

	As of May 31,
	2018	2019
	US$	US$
Deferred tax assets
Allowance doubtful accounts	1,965	3,523
Accrued expenses	32,253	43,212
Net operating loss carry-forward	14,611	22,299
Tax impact from the long term investments disposed to related party	—	1,521

Total deferred tax assets	48,829	70,555
Less: valuation allowance	(5,506)	(9,088)

Total deferred tax assets, net	43,323	61,467

Deferred tax liabilities
Acquired assets	3,308	5,038
Tax impact from the unrealized gain on available-for-sale investments	8,825	13,743
Total deferred tax liabilities	12,133	18,781

Reconciliation of Effective Tax Rates from 25% Statutory Tax Rates
A reconciliation of the effective tax rates from 25% statutory tax rates for the years ended May 31, 2017, 2018 and 2019 was as follows:

	For the years ended May 31,
	2017	2018	2019
	%	%	%
Statutory tax rate	25.00	25.00	25.00
Effect of not deductible expenses for tax purposes	2.03	4.35	16.70
Tax effect of exempt entities	(7.85)	(8.10)	(6.91)
Effect of tax holiday	(5.56)	(5.70)	(9.73)
Changes in valuation allowance	0.11	0.43	1.13
Effect of dividend withholding tax	1.58	0.66	0.77

Effective tax rate	15.31	16.64	26.96

Schedule of Increase in Income Tax Expenses and Decrease in Net Income Per Share
If the WFOE and certain subsidiaries and schools of the VIEs did not enjoy income tax exemptions and preferential tax rates for the years ended May 31, 2017, 2018 and 2019, the increase in income tax expenses and the decrease in net income per share amounts would be as follows:

	For the years ended May 31,
	2017	2018	2019
	US$	US$	US$
Increase in income tax expenses	42,895	48,444	51,002
Decrease in net income per share - basic	0.27	0.31	0.32
Decrease in net income per share - diluted	0.27	0.31	0.32